Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

December 4, 2025

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Exhcange-Traded Funds Trust (the “Trust”)
Post-Effective Amendment No. 4 to Registration Statement
No. 333-240013 and 811-23597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 4 to Registration Statement No. 333-240013 and 811-23597) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on November 24, 2025.

If you have any questions or would like further information, please call Maureen Towle at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Managing Counsel

EXHIBIT A

Allspring Exhcange-Traded Funds Trust

Allspring LT Large Core ETF
Allspring LT Large Growth ETF
Allspring Special Large Value ETF